SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income before income tax			$ (12,131,597)	$ (3,573,542)
Tax calculated at Hong Kong profits tax rate			(2,001,717)	(589,634)
Effect of different tax rates applicable to different jurisdictions			2,227,715	1,112,450
Income not subject to tax			(291,197)	(242,480)
Non-deductible expenses			212,759	244,334
Deferred tax assets not recognized during the financial year			924,072	103,236
Utilisation of deferred tax assets previously not recognized			(489,878)	(122,965)
Underprovision of current tax in the previous financial year			228,936	325,563
Recognition of previously unrecognised tax losses			(115,979)
Tax effect on deductible temporary differences			58,992	589,488
Others				72,505
Income tax	$ 553,559	$ 540,702	$ 753,703	$ 1,492,497